Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	FIRSTHAND FUNDS
Entity Central Index Key	0000917124
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 30, 2021
Document Effective Date	Apr. 30, 2021
Prospectus Date	Apr. 30, 2021